Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and contingencies [Abstract]
Schedule of Commitments and Contingencies
	Payment due to schedule
	Total	Less than 1 year	1-3 years	over 3 years
Office rental	254,201	254,201	-	-
Installment payment payable for an office unit	6,420,000	6,420,000	-	-
Installment payment payable for Vehicles	150,000	66,667	83,333	-
Bank borrowings	21,450,000	21,450,000	-	-
Total	28,274,201	28,190,868	83,333	-